Financial Instruments (Schedule of Aging of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cost [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 3,365	₪ 3,426
Cost [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,108	3,138
Cost [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	126
Cost [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146	162
Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	186	196
Impairment [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35	28
Impairment [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	35
Impairment [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 119	₪ 133